UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2005
                                                --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                --------------------------------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Impala Asset Management LLC
                     ---------------------------------------
Address:             134 Main Street
                     ---------------------------------------
                     New Canaan, CT 06840
                     ---------------------------------------


Form 13F File Number: 28-11248
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Tom Sullivan
                     ---------------------------------------
Title:               Chief Financial Officer
                     ---------------------------------------
Phone:               (203) 972-4155
                     ---------------------------------------

Signature, Place, and Date of Signing:

/s/ Tom Sullivan                     New Canaan, CT           November 11, 2005
-----------------------------------  -----------------------  ------------------
[Signature]                          [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                               ----------------

Form 13F Information Table Entry Total:                   41
                                               ----------------

Form 13F Information Table Value Total:            1,309,724
                                               ----------------
                                                  (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number      Name

     None      28-None                   None
     --------  ------------------------  ---------------------------------------
     [Repeat as necessary.]

IMPALA ASSET MANAGEMENT LLC
134 MAIN STREET
NEW CANAAN, CT 06840
TOM SULLIVAN, CFO
203-972-4155

FORM 13F FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                                                                                Investment   Other     Voting
Security                             Title of Class        CUSIP       MKT (000's)     Shares   Discretion  Managers  Authority
ABITIBI-CONSOLIDATED  INC CAD        COM                    003924107          203       50,000      Y         N        SOLE
AMR CORP COM                         COM                    001765106       77,422    6,925,000      Y         N        SOLE
ARACRUZ CELULOSE SA SPONS ADR        SPONSORED ADR PFD B    038496204       16,232      400,000      Y         N        SOLE
BANK OF AMERICA CORP COM STK         OPTIONS - CALLS        0605050KI        8,504      202,000      Y         N        SOLE
BURLINGTON NORTHN SANTA FE COR       COM                    12189T104       49,036      820,000      Y         N        SOLE
CATERPILLAR INC COM                  COM                    149123101       74,906    1,275,000      Y         N        SOLE
CENTURY ALUMINUM CO COM              COM                    156431108        7,868      350,000      Y         N        SOLE
CLEVELAND CLIFFS INC COM             COM                    185896107       79,558      913,300      Y         N        SOLE
CSX CORP COM                         COM                    126408103        8,134      175,000      Y         N        SOLE
DEERE & CO COM                       COM                    244199105       39,199      640,500      Y         N        SOLE
EGL INC. COM STK                     COM                    268484102        1,683       62,000      Y         N        SOLE
EVERGREEN SOLAR COM                  COM                    30033R108        7,371      790,000      Y         N        SOLE
FOSTER WHEELER LTD COM               COM                    G36535139       23,038      745,811      Y         N        SOLE
GENERAL DYNAMICS CORP COM            COM                    369550108       23,910      200,000      Y         N        SOLE
GOODYEAR TIRE & RUBR CO COM          COM                    382550101      124,308    7,973,600      Y         N        SOLE
HOVNANIAN ENTERPRISES INC CL A       CL A                   442487203       42,752      835,000      Y         N        SOLE
HUNT J B TRANS SVCS INC COM          COM                    445658107       65,564    3,448,914      Y         N        SOLE
IPSCO INC CAD COM NP V               COM                    462622101       17,072      238,800      Y         N        SOLE
KANSAS CITY SOUTHERN                 COM                    485170302          415       17,800      Y         N        SOLE
KB HOME                              COM                    48666K109       11,024      150,600      Y         N        SOLE
LANDSTAR SYSTEM INC COM              COM                    515098101        4,155      103,800      Y         N        SOLE
LENNAR CORP COM CLASS  A             CL A                   526057104       80,975    1,355,000      Y         N        SOLE
LYONDELL CHEMICAL CO COM             COM                    552078107       42,930    1,500,000      Y         N        SOLE
MANITOWOC INC COM                    COM                    563571108        5,025      100,000      Y         N        SOLE
MECHEL STEEL GRP                     ADRS STOCKS            583840103          522       14,300      Y         N        SOLE
NAVISTAR INTL CORP NEW               COM                    63934E108       33,312    1,027,200      Y         N        SOLE
NORFOLK SOUTHERN CORP COM            COM                    655844108       48,749    1,201,900      Y         N        SOLE
NUCOR CORP COM                       COM                    670346105        8,849      150,000      Y         N        SOLE
OCCIDENTAL PETE CORP COM             COM                    674599105       76,887      900,000      Y         N        SOLE
OSHKOSH TRUCK CORP CL B              COM                    688239201          432       10,000      Y         N        SOLE
PEABODY ENERGY CORP COM              COM                    704549104       17,789      210,900      Y         N        SOLE
PHELPS DODGE CORP COM                COM                    717265102      156,176    1,202,000      Y         N        SOLE
RTI INTERNATIONAL METALS COM         COM                    74973W107       14,567      370,200      Y         N        SOLE
RYDER SYSTEM INC                     COM                    783549108        5,407      158,000      Y         N        SOLE
SOUTHERN PERU COPPER  CORP COM       COM                    843611104       16,676      298,000      Y         N        SOLE
TEMPUR-PEDIC INTL                    COM                    88023U101        1,421      120,000      Y         N        SOLE
VALE DO RIO DOCE ADR                 SPONSORED ADR          204412209       57,018    1,300,000      Y         N        SOLE
VALERO ENERGY CORP COMSTK            COM                    91913Y100       19,786      175,000      Y         N        SOLE
WEATHERFORD INTL LTD BERMUDA         COM                    G95089101        9,612      140,000      Y         N        SOLE
XTO ENERGY INC COM                   COM                    98385X106       26,059      575,000      Y         N        SOLE
YELLOW ROADWAY CORP                  COM                    985577105        5,178      125,000      Y         N        SOLE
                                                                       -----------
                                                                         1,309,724
                                                                       ===========